Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Operating activities
Net cash provided by operating activities	$ 16,893	$ 15,183
Investing activities
Purchases of property and equipment	(44)	(272)
Purchases of fixed maturity securities	(138,528)	(47,796)
Purchases of equity securities	(21,563)	(22,935)
Sales and maturities of fixed maturity securities	58,901	29,605
Sales of equity securities	27,278	23,941
Securities receivable or payable, net	(284)	250
Net cash used in investing activities	(74,240)	(17,207)
Financing activities
Proceeds from initial public offering, net of costs	87,424
Redemption of Floating Rate Notes	(20,000)
Distribution to stockholder	(5,120)
Net cash provided by financing activities	62,304
Net increase (decrease) in cash, cash equivalents and restricted cash	4,957	(2,024)
Cash, cash equivalents and restricted cash at beginning of period	9,924	10,932
Cash, cash equivalents and restricted cash at end of period	14,881	8,908
Supplementary cash flow information:
Cash paid for interest	$ 1,162	$ 880